Trade accounts receivables	12 Months Ended
Dec. 31, 2022
Trade accounts receivable
Trade accounts receivables

(6) Trade accounts receivables

The Company has assessed the non-payment risk of all trade accounts receivables. The resulting valuation allowance as of 31 December 2022 amounts to k€ 3,223 (31. December 2021:k€ 2,100) and includes a risk provision for specific default risks of trade receivables in the amount of k€ 2,312 (31. December 2021: k€ 1,584) as well as for expected credit risks according to IFRS 9 in the amount of k€ 911 (31 December 2021: k€ 516).

The maturities of trade receivables as at 31 December, taking into account risk provisions, are as follows:

	31 Dec	31 Dec
	2022	2021
	k€	k€
Not past due	136,372	95,556
Risk provision not past due	—	—
Past due 1-30 days	24,425	31,222
Risk provision 1-30 days	(67)	(30)
Past due 31-120 days	6,301	5,164
Risk provision 31-120 days	(323)	(89)
More than 120 days	4,778	2,236
Risk provision more than 120 days	(2,833)	(1,981)
Total trade accounts receivables	168,653	132,078

The risk provision for expected credit risks in accordance with IFRS 9 of k€ 911 (31 December 2021: k€ 516) has been determined with estimates. Expected failure rates between 0.078% and 16.758% (31 December 2021: 0.024% and 21.8%) and is included in the allowance.